Operating Leases (Details 3)	Dec. 31, 2019 USD ($)
Summarizes the maturity of our operating lease liabilities
2020	$ 4,495,299
2021	2,749,750
2022	1,778,855
2023	890,428
2024	166,791
Thereafter
Total	10,081,123
Less imputed interest	51,357
Total lease liabilities	$ 10,029,766